Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Balance at beginning of year	$ 120,000	$ 180,000
Liabilities accrued for warranties issued during the year	140,847	161,815
Warranty claims paid during the period	(102,150)	(218,426)
Changes in liability for pre-existing warranties during the year	(73,697)	(3,389)
Balance at end of year	$ 85,000	$ 120,000